Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 10, 2010 Kings Gaming [Member]	Dec. 31, 2013 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration					$ 9,000,000	$ 44,550,585
Cash Consideration Paid				(9,000,000)	(9,000,000)	(9,000,000)
Ordinary Shares Issued					0	(3,057,600)
Change in Fair Value of Contingent Consideration					0	(14,612,297)
Foreign Currency Translation Adjustment	(76,610)	669,109	(64,634)		0	119,312
Contingent Consideration					$ 0	$ 9,000,000